NET EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Net Earnings (Loss) Per Share
	Year ended December 31,
	2012	2011	2010
Numerator:

Numerator for basic net earnings per share - Net income (loss) from continuing operations	$1,833	$(8,527)	$1,130
Effect of diluting securities	-	(33)	(69)

Numerator for diluted net earnings per share - Net income (loss) from continuing operations	$1,833	$(8,560)	$1,061

Denominator:

Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	5,166	4,789	4,768
Effect of diluting securities (in thousands)	-	-	66

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	5,166	4,789	4,834

Basic net earnings (loss) per share from continuing operations	$0.35	$(1.78)	$0.24

Diluted net earnings (loss) per share from continuing operations	$0.35	$(1.79)	$0.22

Segment, Discontinued Operations [Member]
Schedule of Net Earnings (Loss) Per Share

	Year ended December 31,
	2012	2011	2010
Numerator:

Numerator for basic net earnings per share - Net loss from discontinuing operations	$(630)	$-	$-
Effect of diluting securities	-	-	-

Numerator for diluted net earnings per share - Net loss from continuing operations	$(630)	$-	$-

Denominator:

Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	5,166	-	-
Effect of diluting securities (in thousands)	-	-	-

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	5,166	-	-

Basic net loss per share from discontinuing operations	$(0.12)	$-	$-

Diluted net loss per share from discontinuing operations	$(0.12)	$-	$-